Annual Total Returns- Invesco Treasury Portfolio (Personal Investment) [BarChart] - Personal Investment - Invesco Treasury Portfolio - Personal Investment Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.02%	0.02%	0.01%	0.02%	0.09%	0.32%	1.19%	1.51%	0.19%